Leases - Summary Of Maturities Of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jan. 01, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 644
2023	671
2024	750
2025	772
2026	796
Thereafter	3,351
Total lease payments	6,984
Less: imputed interest	(2,773)
Present value of operating lease liabilities	$ 4,211	$ 2,800